Accrued expenses and other payables (Details) - Accrued expenses and other payables consist of the following: - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and other payables
Payables for purchase of property and equipment		¥ 4,953
Deposits received from customers	1,710	4,296
Deposits received from franchisees	2,967	2,907
Accrued rental, utility and other expenses	10,859	4,019
VAT and other taxes payable	13,380	8,834
Payables for refund of tuition fee	4,143	9,670
Amount due to non-controlling shareholders of subsidiaries		481
Offering expenses	4,261	11,052
Others	8,710	2,245
Total	¥ 46,030	¥ 48,457